Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 45,234	$ 204,183	$ 51,401
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(27,152)	(30,014)	(30,801)
Realized capital gains and losses	20,554	(66,332)	(1,639)
Interest credited to contractholder funds	91,482	97,377	102,761
Changes in:
Policy benefits and other insurance reserves	(46,890)	(17,780)	(35,690)
Deferred policy acquisition costs	(3,278)	(7,530)	(812)
Income taxes	(3,424)	(53,734)	18,344
Other operating assets and liabilities	15,481	(28,736)	(32,899)
Net cash provided by operating activities	92,007	97,434	70,665
Proceeds from sales
Fixed income securities	292,026	192,227	388,051
Equity securities	165,147	125,416	72,776
Limited partnership interests	31,337	77,017	52,235
Investment collections
Fixed income securities	334,019	298,852	389,627
Mortgage loans	50,627	65,183	76,008
Investment purchases
Fixed income securities	(421,643)	(477,765)	(603,782)
Equity securities	(171,271)	(68,002)	(77,719)
Limited partnership interests	(56,986)	(67,015)	(73,942)
Mortgage loans	(116,996)	(78,783)	(75,979)
Change in short-term investments, net	12,231	3,104	(22,399)
Change in policy loans and other investments, net	576	1,440	(758)
Net cash provided by investing activities	119,067	71,674	124,118
Cash flows from financing activities
Contractholder fund deposits	96,954	97,287	99,341
Contractholder fund withdrawals	(304,412)	(274,887)	(294,277)
Other		(2,400)
Net cash used in financing activities	(207,458)	(180,000)	(194,936)
Net increase (decrease) in cash	3,616	(10,892)	(153)
Cash at beginning of year	4,863	15,755	15,908
Cash at end of year	$ 8,479	$ 4,863	$ 15,755